JOHN HANCOCK MUNICIPAL SECURITIES TRUST

601 Congress Street

Boston, MA  02210

April 27, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:

John Hancock Municipal Securities Trust (the “Trust”), on behalf of:
John Hancock High Yield Municipal Bond Fund; and
John Hancock Tax-Free Bond Fund (collectively, the “Funds”)
File Nos. 033-32246; 811-05968

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on April 10, 2017 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001133228-17-002191), each of which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 663-4311.

Sincerely,

/s/ Thomas Dee

Thomas Dee

Assistant Secretary

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document